Revenue From Contracts With Customers, Contract Liabilities And Remaining Performance Obligations - Summary Of Transaction Price Allocated To Remaining Performance Obligations (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Within 1 Year [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	$ 7,048
Years 1-2 [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	14,096
Years 2-3 [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	13,956
Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	$ 19,050